LONG-TERM BORROWINGS DUE TO RELATED PARTY (Details 1) - Related Party Member [Member]	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
2019	¥ 719,895	$ 108,749
2020	747,630	112,938
2021	816,952	123,410
2022	892,701	134,853
2023	975,474	147,357
Thereafter	5,511,077	832,515
Total	¥ 9,663,729	$ 1,459,822	¥ 0